UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry C. Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record.

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Fidelity® Institutional Money Market Funds Money Market Portfolio Class I	11/18/2015	316175207	FMPXX
A vote for election of the following nominees:
1. Elizabeth S. Acton
2. John Engler
3. Albert R. Gamper, Jr.
4. Robert F. Gartland
5. Abigail P. Johnson
6. Arthur E. Johnson
7. Michael E. Kenneally
8. James H. Keyes
9. Marie L. Knowles
10. Geoffrey A. von Kuhn
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Royal Dutch Shell PLC	1/27/2016	780259206	RDS/A	To approve the acquisition of BG Group plc by the Company, as more particularly described in the Notice of General Meeting.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Partners, LP	2/12/2016	87611X105	NGLS	To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of November 2, 2015.	For	For	Issuer

To consider and vote upon, on an advisory, non-binding basis, the compensation payments that may be paid or become payable to the Partnership's named executive officers in connection with the Merger which is refered to as "TRP Compensation Proposal."
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
BP P.L.C.	4/14/2016	055622104	BP	To receive the directors' annual report and accounts.	For	For	Issuer

				To receive and approve the directors' remuneration report.	For	For	Issuer

				To re-elect Mr. R. W. Dudley as a dirctor.	For	For	Issuer
				To re-elect Dr. B. Gilvary as a director.	For	For	Issuer
				To re-elect Mr. P. M. Anderson as a director.	For	For	Issuer
				To re-elect Mr. A. Boeckmann as a director.	For	For	Issuer
				To re-elect Admiral F. L. Bowman as a director.	For	For	Issuer
				To re-elect Mrs. C. B. Carroll as a director.	For	For	Issuer
				To re-elect Mr. I. E. L. Davis as a director.	For	For	Issuer
				To re-elect Professor Dame Ann Dowling as a director.	For	For	Issuer
				To re-elect Mr. B. R. Nelson as a director.	For	For	Issuer
				To elect Mrs. P. R. Reynolds as a director.	For	For	Issuer
				To elect Sir John Sawers as a director.	For	For	Issuer
				To re-elect Mr. A. B. Shilston as a director.	For	For	Issuer
				To re-elect Mr. C-H Svanberg as a director.	For	For	Issuer

				To reappoint Ernst & Young LLP as auditors and to authorize the directors to fix their remuneration.	For	For	Issuer

				To give limited authority to make political donations and incur political expenditure.	For	For	Issuer

				To give limited authority to allot shares up to a specified amount.	For	For	Issuer

				Special resolution: to give authority to allot a limited number of shares for cash free of pre-emption rights.	For	For	Shareholder

				Special resolution: to give limited authority for the purchase of its own shares by the company.	For	For	Shareholder

				Special resolution: to authorize the calling of general meetings (excluding annual general meetings) by notice of at least 14 clear days.	For	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EQT Corporation	4/20/2016	26884L109	EQT	Election of Directors for term expiring in 2017: Vicky A. Bailey	For	For	Issuer
				Election of Directors for term expiring in 2017: Philip G. Behrman Ph.D.	For	For	Issuer
				Election of Directors for term expiring in 2017: Kenneth M. Burke	For	For	Issuer
				Election of Directors for term expiring in 2017: A. Bray Cary, Jr.	For	For	Issuer
				Election of Directors for term expiring in 2017: Maragret K. Dorman	For	For	Issuer
				Election of Directors for term expiring in 2017: David L. Porges	For	For	Issuer
				Election of Directorsfor term expiring in 2017: James E. Rohr	For	For	Issuer
				Election of Directors for term expiring in 2017: Stephen A. Thorington	For	For	Issuer
				Election of Directors for term expiring in 2017: Lee T. Todd, Jr. Ph.D.	For	For	Issuer
				Election of Directors for term expiring in 2017: Christine J. Toretti	For	For	Issuer

				Approval of a Non-Binding Resolution regarding the Compensation of Company's Named Executive Officers for 2015 (Say-on-Pay).	For	For	Issuer

				Approval of the Company's 2016 Executive Short-Term Incentive Plan.	For	For	Issuer

				Ratification of Appointment of Independent Registered Public Accounting Firm.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/21/2016	559080106	MMP	Election of Directors: 1. Walter R. Arnheim 2. Patrick C. Eilers	For	For	Issuer

				Amendment of Long-Term Incentive Plan	For	For	Issuer

				Advisory Resolution to Approve Executive Compensation	For	For	Issuer

				Ratification of Appointment of Independent Auditor	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	4/26/2016	26875P101	EOG	Election of Directors: Janet F. Clark	For	For	Issuer
				Election of Directors: Charles R. Crisp	For	For	Issuer
				Election of Directors: James C. Day	For	For	Issuer
				Election of Directors: H. Leighton Steward	For	For	Issuer
				Election of Directors: Donald F. Textor	For	For	Issuer
				Election of Directors: William R. Thomas	For	For	Issuer
				Election of Directors: Frank G. Wisner	For	For	Issuer

To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2016.
					For	For	Issuer

				To approve, by non-binding vote, the compensation of the Company's named executive officers.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Noble Energy, Inc.	4/26/2016	655044105	NBL	1A. Election of Director: Jeffrey L. Berenson	For	For	Issuer
				1B. Election of Director: Michael A. Cawley	For	For	Issuer
				1C. Election of Director: Edward F. Cox	For	For	Issuer
				1D. Election of Director: James E. Craddock	For	For	Issuer
				1E. Election of Director: Thomas J. Edelman	For	For	Issuer
				1F. Election of Director: Eric P. Grubman	For	For	Issuer
				1G. Election of Director: Kirby L. Hedrick	For	For	Issuer
				1H. Election of Director: David L. Stover	For	For	Issuer
				1I. Election of Director: Scott D. Urban	For	For	Issuer
				1J. Election of Director: William T. Van Kleef	For	For	Issuer
				1K.Election of Director: Molly K. Williamson	For	For	Issuer

				2. To ratify the appointment of the independent auditor by the Company's Audit Committee.	For	For	Issuer

				3. To approve, in an advisory vote, executive compensation.	For	For	Issuer

				4. To consider a stockholder proposal regarding proxy access, if properly presented at the meeting.	Against	For	Shareholder

				5. To consider a stockholder proposal regarding climate change, if properly presented at the meeting.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Suncor Energy Inc.	4/28/2016	867224107	SU
1. Election of Directors
01 Patricia M. Bedient
02 Mel E. Benson
03 Jacynthe Cote
04 Dominic D'Alessandro
05. John D. Gass
06 John R. Huff
07 Maureen McCaw
08 Michael W. O'Brien
09 James W. Simpson
10 Eira M. Thomas
11 Steven W. Williams
12 Michael M. Wilson
					For	For	Issuer

				2. Re-appointment of PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year.	For	For	Issuer

				3. To accept the approach to executive compensation disclosed in the management proxy circular of Suncor Energy Inc. dated February 25, 2016.	For	For	Issuer

4. To consider the shareholder proposal set fourth in Schedule A of the Management Proxy Circular of Suncor Energy Inc. dated February 25, 2016 regarding ongoing reporting on Suncor Energy Inc. dated February 25, 2016 regarding ongoing reporting on Suncor Energy Inc.'s initiatives respecting climate change.
					For	For	Shareholder

5. To consider the shareholder proposal set forth in Schedule B of the Management Proxy Circular of Suncor Energy Inc. dated February 25, 2016 regarding annual disclosure by Suncor Energy Inc. of lobbying-related matters.
					Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
DCP Midstream Partners, LP	4/28/2016	23311P100	DPM	To approve the DCP Midstream Partners, LP 2016 Long-Term Incentive Plan (the "Plan").	For	For	Issuer

To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of the special meeting to approve the Plan.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	4/29/2016	674599105	OXY	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: Vicki A. Hollub	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer

				Advisory Vote Approving Executive Compensation	For	For	Issuer

				Ratification of Selection of KPMG LLP as Independent Auditors	For	For	Issuer

				Review Public Policy Advocacy on Climate	Against	For	Shareholder

				Carbon Legislation Impact Assessment	Against	For	Shareholder

				Special Shareowner Meetings	Against	For	Shareholder

				Methane Emmissions and Flaring	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cabot Oil & Gas Corporation	5/4/2016	127097103	COG	Election of Directors: Dorothy M. Ables	For	For	Issuer
				Election of Directors: Rhys J. Best	For	For	Issuer
				Election of Directors: Robert S. Boswell	For	For	Issuer
				Election of Directors: Dan O. Dinges	For	For	Issuer
				Election of Directors: Robert Kelley	For	For	Issuer
				Election of Directors: W. Matt Ralls	For	For	Issuer

				To ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for its 2016 fiscal year.	For	For	Issuer

				To approve, by non-binding advisory vote, the compensation of the Company's named executive officers.	For	For	Issuer

				To consider a shareholder proposal to provide a report on the Company's political contributions.	Against	For	Shareholder

				To consider a shareholder proposal to amend the Company's "proxy access" bylaw.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/10/2016	032511107	APC	1a. Election of Director: Anthony R. Chase	For	For	Issuer
				1B. Election of Director: Kevin P. Chilton	For	For	Issuer
				1C. Election of Director: H. Paulett Eberhart	For	For	Issuer
				1D. Election of Director: Peter J. Fluor	For	For	Issuer
				1E. Election of Director: Richard L. George	For	For	Issuer
				1F. Election of Director: Joseph W. Gorder	For	For	Issuer
				1G. Election of Director: John R. Gordon	For	For	Issuer
				1H. Election of Director: Sean Gourley	For	For	Issuer
				1I. Election of Director: Mark C. McKinley	For	For	Issuer
				1J. Election of Director: Eric D. Mullins	For	For	Issuer
				1K. Election of Director: R. A. Walker	For	For	Issuer

				2. Ratification of appointment of KPMG LLP as Independent Auditor.	For	For	Issuer

				3. Approve an amendment and restatement of the Anadarko Petroleum Corporation 2012 Omnibus Incentive Compensation Plan.	For	For	Issuer

				4. Advisory vote to approve named executive officer compensation.	For	For	Issuer

				5. Stockholder Proposal - Report on carbon risk.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	5/17/2016	87612G101	TRGP	Election of Directors: 1. Rene R. Joyce 2. Waters S. Davis, IV 3. Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/7/2016	118230101	BPL	Election of Directors: 1. Oliver G. Richard, III 2. Clark C. Smith 3. Frank S. Sowinski	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2016.	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INDEPENDENCE FUND, INC.

Date: August 26, 2016	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer